Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Calculations And Reconciliation Of Basic To Diluted Earnings Per Share

The following is a summary of our earnings per share calculations and reconciliation of basic to diluted earnings per share.

	For the Year Ended December 31,
	2013			2012			2011
	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount
	(Dollars in thousands, except per share data)
Net Income	$112,031			$88,767			$78,886

Basic earnings per share:
Income available to common stockholders	$112,031	109,659,827	$1.02	$88,767	107,371,685	$0.83	$78,886	107,839,000	$0.73

Effect of dilutive common stock equivalents (1)	—	1,334,622		—	719,837		—	205,786

Diluted earnings per share:
Income available to common stockholders	$112,031	110,994,449	$1.01	$88,767	108,091,522	$0.82	$78,886	108,044,786	$0.73

(1)	For the years ended December 31, 2013, 2012 and 2011, there were 3.9 million, 4.9 million, and 4.1 million equity awards, respectively, that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive for the periods presented.